PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and equipment consists of the following:

	December 31,
	2011	2010
	(in thousands)
Major classes of property and equipment:
Oilfield service equipment	$1,701,303	$1,381,792
Disposal wells	88,998	68,834
Motor vehicles	114,047	86,896
Furniture and equipment	110,668	103,493
Buildings and land	61,278	59,737
Work in progress	108,516	88,819
Gross property and equipment	2,184,810	1,789,571
Accumulated depreciation	(987,510)	(868,774)
Net property and equipment	$1,197,300	$920,797

Carrying Value of Assets Acquired Under Capital Leases
The carrying value of assets acquired under capital leases consists of the following:

	December 31,
	2011	2010
	(in thousands)
Values of assets leased under capital lease obligations:
Well servicing equipment	$59	$281
Motor vehicles	18,121	18,620
Furniture and fixtures	3,153	3,153
Gross values	21,333	22,054
Accumulated depreciation	(17,741)	(15,738)
Carrying value of leased assets	$3,592	$6,316